Property and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation and amortization expenses	$ 2,444	$ 1,904	$ 8,172	$ 8,560	$ 7,306
Fixed assets acquired under capital lease			8,463	3,893
Accumulated depreciation of assets under capital leases			2,033	1,392
Capitalized software cost gross	435	688	2,751	3,089
Amortization of capitalized software cost	696	603	2,618	3,145	2,009
Capitalized software cost net	3,909		4,170	3,969
Impairment of long lived assets				1,051
Computers and Related Equipment
Property, Plant and Equipment [Line Items]
Gain on disposal of asset					178
Property and Equipment
Property, Plant and Equipment [Line Items]
Depreciation and amortization expenses			$ 7,850	$ 8,225	$ 6,945